Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenues
Hosting and related services	$ 97,652	614,612	374,946	284,780
Managed network services	64,557	406,317	150,257	28,855
Total net revenues	162,209	1,020,929	525,203	313,635
Cost of revenues	(118,269)	(744,371)	(396,858)	(229,304)
Gross profit	43,940	276,558	128,345	84,331
Operating expenses
Sales and marketing expenses	(12,851)	(80,885)	(51,392)	(24,132)
General and administrative expenses	(13,176)	(82,926)	(282,298)	(25,457)
Research and development expenses	(5,506)	(34,657)	(19,924)	(7,607)
Changes in the fair value of contingent purchase consideration payable	(10,039)	(63,185)	(7,537)
Operating profit (loss)	2,368	14,905	(232,806)	27,135
Interest income	2,374	14,939	580	827
Interest expense	(699)	(4,398)	(2,793)	(416)
Other income	309	1,943	1,152	694
Other expenses	(83)	(520)	(906)	(1,207)
Foreign exchange gain	5,203	32,747	1,646	88
Profit (loss) from continuing operations before income taxes	9,472	59,616	(233,127)	27,121
Income tax benefit (expense)	(2,173)	(13,677)	(1,588)	32,860
Net profit (loss) from continuing operations	7,299	45,939	(234,715)	59,981
Loss from discontinued operations			(12,952)	(63,910)
Net (loss) profit	7,299	45,939	(247,667)	(3,929)
Net income attributable to non-controlling interest	(4,369)	(27,495)	(7,722)	(1,990)
Net (loss) profit attributable to the Company's ordinary shareholders	$ 2,930	18,444	(255,389)	(5,919)
Earnings (loss) per share:
Net profit (loss) from continuing operations	$ 0.01	0.07	(3.39)	0.81
Loss from discontinued operations			(0.18)	(0.89)
Basic	$ 0.01	0.07	(3.57)	(0.08)
Net profit (loss) from continuing operations	$ 0.01	0.06	(3.39)	0.32
Loss from discontinued operations			(0.18)	(0.35)
Diluted	$ 0.01	0.06	(3.57)	(0.03)
Shares used in earnings (loss) per share computation:
Basic	259,595,677	259,595,677	71,526,320	71,526,320
Diluted	316,807,661	316,807,661	71,526,320	182,492,500